Stock-Based Compensation Plans - Summary of changes in outstanding options (Details) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($) Years $ / shares shares	Dec. 31, 2017 USD ($) Years $ / shares shares	Sep. 30, 2016 USD ($) integer $ / shares shares	Sep. 30, 2015 USD ($) integer $ / shares shares	Sep. 30, 2014 USD ($) integer $ / shares shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options outstanding | shares	236,385	174,510	263,560	305,750	326,830
Options granted | shares	19,600	30,255	21,540	39,425
Options exercised | shares	(46,775)	(92,130)	(63,730)	(72,300)
Options forfeited | shares				(6,000)
Spin-off conversion | shares				17,795
Options outstanding weighted average exercise price | $ / shares	$ 25.35	$ 28.70	$ 23.50	$ 21.90	$ 25.43
Options outstanding weighted average exercise price - Granted | $ / shares	39.00	43.45	31.15	26.97
Options outstanding weighted average exercise price - forfeited | $ / shares				14.97
Options outstanding weighted average exercise price - Exercised | $ / shares	$ 20.66	24.93	$ 18.39	13.31
Options outstanding weighted average exercise price - modification | $ / shares		$ 30.21
Options outstanding weighted average exercise price - Spin-off conversion | $ / shares				$ 20.63
Options outstanding weighted average remaining term	6.1	6.0	5.6	5.9	5.0
Options outstanding weighted average grant date fair value | $	$ 2,440	$ 1,901	$ 2,539	$ 2,738	$ 3,481
Options granted weighted average grant date fair value | $ / shares	$ 297	$ 440	$ 272	$ 432
Options forfeited weighted average grant date fair value | $				$ (35)
Options exercised weighted average grant date fair value | $	$ (396)	$ (842)	$ (471)	(430)
Options Spin-off adjustment weighted average grant date fair value | $				(865)
Options Spin-off conversion weighted average grant date fair value | $				$ 155
Options modified weighted average grant date fair value | $		$ (137)
Options exercisable at December 31, 2017 | shares		129,916
Options exercisable weighted average exercise price | $ / shares		$ 25.66
Options exerciseable weighted average remaining term | Years		5.1
Options exercisable weighted average grant date fair value | $		$ 1,223
Options vested during twelve months ended December 31, 2017 | shares		41,810
Options vested weighted average grant date fair value | $		$ 405